Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Convertible Preferred Stock [Member]
Balances at Jan. 13, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Jan. 13, 2008		0			0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services	4,020	4,020	0	0	0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services (in shares)		4,020,000			0
Sale of warrant to investor	35	0	35	0	0
Dividend to founder for assumption of debts	(365,870)	0	0	(365,870)	0
Net loss	(406,706)	0	0	(406,706)	0
Balances at Dec. 31, 2008	(768,521)	4,020	35	(772,576)	0
Balances (in shares) at Dec. 31, 2008		4,020,000			0
Net loss	(306,190)	0	0	(306,190)	0
Balances at Dec. 31, 2009	(1,074,711)	4,020	35	(1,078,766)	0
Balances (in shares) at Dec. 31, 2009		4,020,000			0
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000	450,000	0	0	0	450,000
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000 (in shares)		0			1,250,000
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes	195,342	0	0	0	195,342
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes (in shares)		0			488,354
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share	40,000	0	0	0	40,000
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share (in shares)		0			100,000
Preferred stock warrants reclassified from liabilities expense	37,110	0	37,110	0	0
Stock-based compensation expense	25,175	0	25,175	0	0
Net loss	(1,207,561)	0	0	(1,207,561)	0
Balances at Dec. 31, 2010	(1,534,645)	4,020	62,320	(2,286,327)	685,342
Balances (in shares) at Dec. 31, 2010		4,020,000			1,838,354
Preferred shares converted to common	0	1,838	683,504	0	(685,342)
Preferred shares converted to common (in shares)		1,838,354			(1,838,354)
Option exercises	183,362	1,469	181,893	0	0
Option exercises (in shares)		1,469,338			0
Merger record ATI shares retired	(7,327)	(7,327)	0	0	0
Merger record ATI shares retired (in shares)		(7,327,692)			0
Effect of reverse recapitalization merger	12,013	45,500	(33,487)	0	0
Effect of reverse recapitalization merger (in shares)		45,500,000			0
Merger issuance of stock and record shell common	21,500	21,500	0	0	0
Merger issuance of stock and record shell common (in shares)		21,500,000			0
Option exercise post merger	17,456	738	16,718	0	0
Option exercise post merger (in shares)		737,357			0
Merger expenses	(26,186)	0	(26,186)	0	0
Common stock sold	1,767,734	13,199	1,754,535	0	0
Common stock sold (in shares)		13,199,235			0
Stock-based compensation expense	656,252	0	656,252	0	0
Net loss	(4,440,103)	0	0	(4,440,103)	0
Balances at Dec. 31, 2011	(3,349,944)	80,937	3,295,549	(6,726,430)	0
Balances (in shares) at Dec. 31, 2011		80,936,592			0
Issuance of preferred stock for services	250,000	0	249,750	0	250
Issuance of preferred stock for services (in shares)		0			250,000
Common stock sold	4,324,142	261,580	4,062,562	0	0
Common stock sold (in shares)		261,580,339			0
Stock-based compensation expense	383,604	0	383,604	0	0
Net loss	(5,135,618)	0	0	(5,135,618)	0
Balances at Dec. 31, 2012	(3,527,816)	342,517	7,991,465	(11,862,048)	250
Balances (in shares) at Dec. 31, 2012		342,516,931			250,000
Preferred shares converted to common	126,684	8,094	118,840	0	(250)
Preferred shares converted to common (in shares)		8,094,117			(250,000)
Preferred stock - Series C issued to officers as compensation	38,550	0	37,800	0	750
Preferred stock - Series C issued to officers as compensation (in shares)		0			750,000
Common stock issued for services	860,013	21,200	838,813	0	0
Common stock issued for services (in shares)		21,199,822			0
Common stock issued in settlement of notes payable	2,200,000	93,860	2,106,140	0	0
Common stock issued in settlement of notes payable (in shares)		93,860,499			0
Common stock issued for Series D convertible preferred stock dividend	0	414	12,002	(12,416)	0
Common stock issued for Series D convertible preferred stock dividend (in shares)		413,860			0
Loss on issuance of common stock	352,096	0	352,096	0	0
Common stock issued to acquire intangible assets	79,000	2,000	77,000	0	0
Common stock issued to acquire intangible assets (in shares)		2,000,000			0
Common stock issued in settlement of accounts payable	259,660	7,431	252,229	0	0
Common stock issued in settlement of accounts payable (in shares)		7,430,922			0
Common stock issued upon conversion of convertible promissory notes	1,559,195	98,456	1,460,739	0	0
Common stock issued upon conversion of convertible promissory notes (in shares)		98,455,794			0
Common stock issued upon exercise of common stock options	0	200	(200)	0	0
Common stock issued upon exercise of common stock options (in shares)		200,000			0
Debt discount written off - associated with convertible promissory notes	(250,000)	0	(250,000)	0	0
Beneficial conversion feature - debt discount - convertible promissory notes	225,996	0	225,996	0
Beneficial conversion feature - Series D Convertible Preferred stock	320,500	0	320,500	0
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	1,938,930	0	1,938,930	0
Convertible promissory notes converted and associated reclassification of derivative liability	2,712,000	0	2,712,000	0
8% senior convertible debentures converted and associated reclassification of derivative liability	2,712,000	0	2,712,000	0
Series D convertible preferred stock 8% dividend accrued at period end	(25,986)	0	0	(25,986)
Stock-based compensation expense	743,689	0	743,689	0	0
Net loss	(15,131,681)	0	0	(15,131,681)	0
Balances at Dec. 31, 2013	(7,519,170)	574,000	18,938,000	(27,032,000)	1,000
Balances (in shares) at Dec. 31, 2013		574,171,945			750,000
Option exercises (in shares)	60,000,000
Common stock issued for services	184,000	2,000	182,000	0	0
Common stock issued for services (in shares)		2,500,000			0
Common stock issued for license	228,000	4,000	224,000	0	0
Common stock issued for license (in shares)		3,641,002			0
Common stock sold	400,000	4,000	396,000	0	0
Common stock sold (in shares)		4,000,000			0
Deferred funding costs charged to equity upon sale of common stock	(400,000)	0	(400,000)	0	0
Common stock issued for funding fees	516,000	6,000	510,000	0	0
Common stock issued for funding fees (in shares)		6,000,000			0
Common stock issued upon conversion of 8% senior convertible debentures	3,091,000	78,000	3,013,000	0	0
Common stock issued upon conversion of 8% senior convertible debentures (in shares)		77,405,866			0
Common stock issued in settlement of notes payable	11,000	1,000	10,000	0	0
Common stock issued in settlement of notes payable (in shares)		1,095,759			0
Common stock issued for Series D convertible preferred stock dividend	26,000	1,000	25,000	0	0
Common stock issued for Series D convertible preferred stock dividend (in shares)		866,218			0
Loss on issuance of common stock	67,000	0	67,000	0	0
Convertible promissory notes converted and associated reclassification of derivative liability	3,044,000	0	3,044,000	0
Common stock issued upon exercise of common stock warrants	3,600,000	60,000	3,540,000	0	0
Common stock issued upon exercise of common stock warrants (in shares)		60,000,000			0
Deferred funding costs charged to equity upon exercise of warrants	(190,000)	0	(190,000)	0	0
Loss on issuance of warrants	3,867,000	0	3,867,000	0	0
8% senior convertible debentures converted and associated reclassification of derivative liability	3,044,000	0	3,044,000	0
Series D convertible preferred stock 8% dividend accrued at period end	(26,000)	0	0	(26,000)
Stock-based compensation expense	202,000	0	202,000	0	0
Net loss	(5,542,000)	0	0	(5,542,000)	0
Balances at Mar. 31, 2014	$ 1,559,000	$ 730,000	$ 33,428,000	$ (32,600,000)	$ 1,000
Balances (in shares) at Mar. 31, 2014		729,680,790			750,000